Stockholders' equity	6 Months Ended
Jun. 30, 2020
Stockholders' equity
Stockholders' equity

23.Stockholders’ equity

a) Share capital

As at June 30, 2020, the share capital was US$61,614 corresponding to 5,284,474,782 shares issued and fully paid without par value.

	June 30 ,2020
	Common shares	Golden shares	Total
Stockholders
Litel Participações S.A. and Litela Participações S.A.	594,565,564	—	594,565,564
BNDES Participações S.A.	323,496,276	—	323,496,276
Bradespar S.A.	293,907,266	—	293,907,266
Mitsui & Co., Ltd	286,347,055	—	286,347,055
Foreign investors - ADRs	1,114,017,346	—	1,114,017,346
Foreign institutional investors in local market	1,236,753,147	—	1,236,753,147
FMP - FGTS	44,454,824	—	44,454,824
PIBB - Fund	3,290,327	—	3,290,327
Institutional investors	922,693,533	—	922,693,533
Retail investors in Brazil	310,385,604	—	310,385,604
Brazilian Government (Golden Share)	—	12	12
Shares outstanding	5,129,910,942	12	5,129,910,954
Shares in treasury	154,563,828	—	154,563,828
Total issued shares	5,284,474,770	12	5,284,474,782

Share capital per class of shares (in millions)	61,614	—	61,614

Total authorized shares	7,000,000,000	—	7,000,000,000

b) Shares in treasury

The Company used 1,628,485 and 2,024,059 treasury shares, to pay the Matching program of its eligible executives, in the amount of US$14 and US$22 recognized as “assignment and transfer of shares” for the six-month periods ended June 30, 2020 and 2019, respectively.

c) Remuneration to the Company´s stockholders

On July 29, 2020 (subsequent event), the Board of Directors approved the resumption of the stockholders´ remuneration policy, which was suspended as a result of the Brumadinho dam failure. This policy, formerly approved in March 2018, set a semi-annual payment that is calculated by applying 30% on Adjusted EBITDA less sustaining capital expenditures. In addition, the Board of Directors approved the payment of interest on capital in the total gross amount of US$1,324 (R$7,253 million), equivalent to R$1.414364369 per share, declared in December 2019 based on profit reserves.